Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories	Inventories
The detail of inventories of the Telefónica Group at December 31, 2020 and December 31, 2019 are as follows:

Millions of euros	12/31/2020	12/31/2019
Audiovisual rights	1,214	1,189
Mobile terminals and other equipments	507	830
Other inventories	41	33
Inventories impairment provision	(44)	(53)
Inventories	1,718	1,999
"Audiovisual rights" mainly includes the rights to broadcast sport events (see Note 29.c) and rights to broadcast films, television series and documentaries (see Note 3.j).
Inventories of Telefónica United Kingdom are registered in "Non-current assets and disposal groups held for sale" of the statement of financial position at December 31, 2020 (see Notes 2 and 30).